Equity (Details) - Schedule of capital increase and equity increase shares in Thousands, R$ in Thousands	12 Months Ended
	Jun. 30, 2021 BRL (R$) shares
Schedule of capital increase and equity increase [Abstract]
Unrestricted shares (in Shares) | shares	4,402,404
Unrestricted shares	R$ 97,569
Restricted shares (in Shares) | shares	812,981	[1]
Restricted shares	R$ 18,018	[1]
Shares issued in the initial exchange ratio / Capital increase (in Shares) | shares	5,215,385
Shares issued in the initial exchange ratio / Capital increase	R$ 115,587
Unrestricted shares (final exchange ratio) / Capital increase (in Shares) | shares	4,044,654
Unrestricted shares (final exchange ratio) / Capital increase	R$ 82,021
Reserve of goodwill on share issue	(33,566)
Return of shares – Acquisition of Agrifirma	8,584
Additional paid in capital	R$ (24,982)

[1]	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.